Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 15,600,000	$ 67,270,000	$ 11,300,000	$ 94,170,000
Cardium
Total	10,420,000	33,020,000	5,090,000	48,530,000
Legacy
Total	30,000	60,000	780,000	870,000
Peace River
Total	4,220,000	30,260,000	5,160,000	39,640,000
Viking
Total	$ 930,000	$ 3,930,000	$ 270,000	$ 5,130,000